GLICKENHAUS & CO.
6 East 43rd Street, 10th Floor
New York, New York 10017
(212) 953-7532





                                  October 6, 1998


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                  Re: Empire State Municipal Exempt Trust, Guaranteed Series 99 and Empire State Municipal Exempt Trust, Series 71
                        File No. 33-49993

Gentlemen:

            As Sponsors of the above-referenced Trust, we are writing this letter to certify that:

            (1) the form of Prospectus that would have been filed under Rule 497(b) of the Securities Act of 1933, does not differ from that contained in the most recent Post-Effective Amendment to the Registration Statement on Form S-6 (the "Registration Statement"); and

            (2) the text of the most recent Registration Statement was filed electronically with the Securities and Exchange Commission on September 28, 1998 and became effective September 28, 1998 pursuant to Rule 485(b).

                                    Empire State Municipal Exempt Trust,
                                    Guaranteed Series 99 and Empire State
                                      Municipal Exempt Trust, Series 71


                                    GLICKENHAUS & CO.
                                    LEBENTHAL & CO. INC.


                                     By:  Michael J. Lynch
                                          as agent for the Sponsors


307339.1